WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 92.1%
	ARGENTINA — 2.3%
212,019	Globant S.A.*	$54,103,008
	BRAZIL — 5.8%
9,915,050	Hapvida Participacoes e Investimentos S.A.	23,638,827
33,046,000	Magazine Luiza S.A.	43,562,645
2,012,880	Notre Dame Intermedica Participacoes S.A.	26,989,521
2,106,000	NU Holdings Ltd./Cayman Islands - Class A*	15,626,520
750,914	XP, Inc.*	25,012,945
		134,830,458
	CHINA — 29.1%
341,853	Alibaba Group Holding Ltd. - ADR*	43,001,689
286,948	Beijing Huafeng Test & Control Technology Co., Ltd. - Class A	17,366,363
517,524	Beijing Kingsoft Office Software, Inc. - Class A	20,009,213
13,367,330	China Mengniu Dairy Co., Ltd.*	79,008,702
6,394,278	Guangzhou GRG Metrology & Test Co., Ltd. - Class A*	23,563,116
2,515,791	Hundsun Technologies, Inc. - Class A	23,303,298
74,578	JD.com, Inc. - Class A*	2,826,586
9,948,000	Kingdee International Software Group Co., Ltd.*	22,794,114
6,304,000	Li Ning Co., Ltd.	61,514,026
1,031,505	Meituan - Class B*	30,774,081
1,717,738	Qingdao Haier Biomedical Co., Ltd. - Class A	19,502,940
49	Shandong Pharmaceutical Glass Co., Ltd. - Class A	267
4,041,020	Shenzhou International Group Holdings Ltd.	74,980,457
272,215	Silergy Corp.	36,793,791
1,566,134	Tencent Holdings Ltd.	98,136,892
1,226,476	Wuliangye Yibin Co., Ltd. - Class A	38,610,083
4,152,102	WuXi AppTec Co., Ltd. - Class H	59,554,342
826,965	ZTO Express Cayman, Inc. - ADR	24,842,029
		676,581,989
	CYPRUS — 1.1%
347,879	TCS Group Holding PLC - GDR	25,103,227
	HONG KONG — 6.0%
6,808,646	AIA Group Ltd.	71,080,498
4,087,385	Techtronic Industries Co., Ltd.	67,441,826
		138,522,324
	INDIA — 15.1%
576,213	Asian Paints Ltd.	24,417,628
357,564	Avenue Supermarts Ltd.*	19,826,247
1,147,479	Divi's Laboratories Ltd.	62,310,259

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
2,476,434	HDFC Bank Ltd.	$49,803,803
2,924,749	Kotak Mahindra Bank Ltd.	73,308,729
637,905	PI Industries Ltd.	20,935,500
3,784,296	Star Health & Allied Insurance Co., Ltd.*	38,947,225
745,673	WNS Holdings Ltd. - ADR*	62,755,840
		352,305,231
	INDONESIA — 1.7%
75,735,375	Bank Central Asia Tbk P.T.	40,283,445
	MEXICO — 4.4%
5,271,837	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	35,306,587
190,161	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	38,633,109
8,686,389	Wal-Mart de Mexico S.A.B. de C.V.	29,535,744
		103,475,440
	NETHERLANDS — 1.5%
403,997	BE Semiconductor Industries N.V.	33,875,065
	POLAND — 1.2%
350,250	Dino Polska S.A.*	26,950,230
	RUSSIA — 2.8%
14,479,805	Moscow Exchange MICEX-RTS PJSC	27,120,450
774,902	Yandex N.V. - Class A*	37,241,790
		64,362,240
	SOUTH AFRICA — 1.7%
308,914	Capitec Bank Holdings Ltd.	40,561,192
	SOUTH KOREA — 3.5%
866,836	Coupang, Inc.*	18,047,526
341,430	Douzone Bizon Co., Ltd.	15,133,920
19,705	LG Household & Health Care Ltd.	16,028,994
122,111	NAVER Corp.	32,254,469
		81,464,909
	TAIWAN — 10.9%
987,629	Airtac International Group	34,674,694
9,514,000	Taiwan Semiconductor Manufacturing Co., Ltd.	219,982,637
		254,657,331

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 1.8%
753,044	Wizz Air Holdings PLC*	$41,272,705
	UNITED STATES — 3.2%
130,212	EPAM Systems, Inc.*	61,999,142
590,451	Freshworks, Inc. - Class A*	12,842,309
		74,841,451
	TOTAL COMMON STOCKS
	(Cost $2,199,644,077)	2,143,190,245
	PARTICIPATION CERTIFICATES — 0.6%
	CHINA — 0.6%
213,000	Beijing Huafeng Test & Control Technology Co., Ltd. - Class A (Citi Warrant Program Class A warrant 2/18/2022)[1]	13,225,021
	TOTAL PARTICIPATION CERTIFICATES
	(Cost $10,062,221)	13,225,021

Principal Amount
	SHORT-TERM INVESTMENTS — 7.1%
$164,888,921	UMB Bank Demand Deposit, 0.01%[2]	164,888,921
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $164,888,921)	164,888,921
	TOTAL INVESTMENTS — 99.8%
	(Cost $2,374,595,219)	2,321,304,187
	Other Assets in Excess of Liabilities — 0.2%	4,428,503
	TOTAL NET ASSETS — 100.0%	$2,325,732,690

ADR – American Depository Receipt
GDR – Global Depository Receipt
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $13,225,021, which represents 0.57% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.